Stock Transactions - Schedule of Shares Repurchased (Q2) (Details)	1 Months Ended																		6 Months Ended
	Jun. 30, 2021 repurchaseRequest $ / shares shares	May 31, 2021 shares	Apr. 30, 2021 shares	Mar. 31, 2021 repurchaseRequest shares	Feb. 28, 2021 repurchaseRequest shares	Jan. 31, 2021 repurchaseRequest $ / shares shares	Dec. 31, 2020 repurchaseRequest $ / shares shares	Nov. 30, 2020 repurchaseRequest shares	Oct. 31, 2020 repurchaseRequest shares	Sep. 30, 2020 repurchaseRequest shares	Aug. 31, 2020 repurchaseRequest shares	Jul. 31, 2020 repurchaseRequest $ / shares shares	Jun. 30, 2020 repurchaseRequest shares	May 31, 2020 repurchaseRequest shares	Apr. 30, 2020 repurchaseRequest shares	Mar. 31, 2020 repurchaseRequest shares	Feb. 28, 2020 repurchaseRequest shares	Jan. 30, 2020 repurchaseRequest $ / shares shares	Dec. 31, 2020 repurchaseRequest $ / shares shares	Jun. 30, 2020 repurchaseRequest $ / shares shares	Dec. 31, 2019 repurchaseRequest $ / shares shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unfulfilled redemption requests (shares)																			1,881,556	1,677,268	1,986,803
Share Repurchase Program (SRP) | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, number of requests (share repurchase request) | repurchaseRequest						8,094												5,878		5,878
Number of requests during period (share repurchase request) | repurchaseRequest				0	0	1,355	0	0	0	0	0	1,046	0	0	0	0	0	1,170
Ending balance, number of requests (share repurchase request) | repurchaseRequest	9,449						8,094												8,094		5,878
Beginning balance, number of shares repurchased (in shares)						4,121,734												3,542,267		3,542,267
Number of shares repurchased during period (in shares)	0	0	0	0	0	525,580	0	0	0	0	0	206,332	0	0	0	0	0	373,135
Ending balance, number of shares repurchased (in shares)	4,647,314						4,121,734												4,121,734		3,542,267
Beginning balance, average price per share (usd per share) | $ / shares						$ 19.88												$ 20.23		$ 20.23
Repurchases during period, average price per share (usd per share) | $ / shares						$ 17.53						$ 16.25						$ 18.56
Ending balance, average price per share (usd per share) | $ / shares	$ 19.61						$ 19.88												$ 19.88		$ 20.23
Unfulfilled redemption requests (shares)		3,784		15,772						771					11,306